Interest and Investment Income, Net - Summary of Interest and Investment Income, Net (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investment Income Interest And Dividend [Abstract]
Share of loss from equity method investment	$ (491,227)	¥ (3,419,825)	¥ (11,319,279)	¥ (20,676,273)
Investment income of short-term investments	590,163	4,108,597	11,282,694	3,526,506
Interest income	6,337,053	44,117,299	35,776,919	21,360,670
Interest expense of convertible senior notes	(3,437,946)	(23,934,289)
Net investment income	$ 2,998,043	¥ 20,871,782	¥ 35,740,334	¥ 4,210,903